ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”)

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”)*	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*                 The equity interest of Beijing Blue IT and Beijing Jingtain are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

Schedule of financial information of the VIEs that was included in the accompanying consolidated financial statements

The following financial information of the VIEs was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Total assets	367,856	463,356	74,374
Total liabilities	145,704	202,132	32,444

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net revenue	378,287	600,203	758,378	121,728
Net profit	118,590	126,796	97,873	15,710
Income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	592	31,977	—	—

Income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by (used in) operating activities	47,527	31,364	(20,224)	(3,246)
Net cash used in investing activities	(31,394)	(73,873)	(49,933)	(8,015)
Net cash used in financing activities	(11,276)	—	—	—